Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have developed and implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management measures are integrated into our overall enterprise risk management program.

Our cybersecurity risk management measures set out the foundation of the process for assessing, identifying and managing material risks from cybersecurity threats and provide guidance for response plan when facing cybersecurity threats. We have not engaged assessors or other third parties in connection with such processes.

There can be no assurance that our cybersecurity risk management measures and processes will be fully implemented, complied with or effective in protecting our systems and information. As of the date of this Form 20-F, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed and implemented cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management measures are integrated into our overall enterprise risk management program.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats. Our Senior Vice - President of IT reports to the board on cybersecurity risk management matters as needed. Any material cybersecurity incidents would be reported to the board by our Chief Financial Officer. In the case of a material cybersecurity incident, our board is responsible for ensuring that the proposed action and disclosure of the incident is adequate and that measures are put in place to prevent further incidents.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Senior Vice - President of IT reports to the board on cybersecurity risk management matters as needed.
Cybersecurity Risk Role of Management [Text Block]	Our Senior Vice - President of IT oversees our efforts to monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. The information technology department has a dedicated leadership team focused entirely on cybercrime prevention, supported by specialized third party to run tests on the effectiveness of our controls.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Senior Vice - President of IT
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our senior vice - president of Information Technology (the “Senior Vice President of IT”), who is a certified internal auditor (CIA), and received a master’s degree in business administration from the University of Chile, is responsible for assessing and managing material risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our senior vice - president of Information Technology (the “Senior Vice President of IT”), who is a certified internal auditor (CIA), and received a master’s degree in business administration from the University of Chile, is responsible for assessing and managing material risks from cybersecurity threats. Our Senior Vice - President of IT oversees our efforts to monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. The information technology department has a dedicated leadership team focused entirely on cybercrime prevention, supported by specialized third party to run tests on the effectiveness of our controls.

Our board has specific responsibility for overseeing cybersecurity risk management and evaluation and being informed on risks from cybersecurity threats. Our Senior Vice - President of IT reports to the board on cybersecurity risk management matters as needed. Any material cybersecurity incidents would be reported to the board by our Chief Financial Officer. In the case of a material cybersecurity incident, our board is responsible for ensuring that the proposed action and disclosure of the incident is adequate and that measures are put in place to prevent further incidents. See “Risk Factors” in this annual report.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true